FINANCIAL INSTRUMENTS - Counterparty Credit Risk, Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Net amount	$ 420	$ 266
Counterparty credit risk
Derivative [Line Items]
Exposure to counterparties including interest net collateral, excluding embedded derivatives	306	588
Net amount	$ 365	$ 216